NEW ACCOUNTING PRONOUNCEMENTS, ISSUED BUT NOT YET ADOPTED (Detail Textuals) - IFRS 16, Leases $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expects to recognize right of use assets	$ 6,600
Associated lease liabilities	6,600
Expected to be a decrease to retained earnings	58,000
Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expects to recognize right of use assets	7,300
Associated lease liabilities	7,300
Expected to be a decrease to retained earnings	$ 64,000